American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
April 30, 2022

Focused Dynamic Growth - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.5%
Rocket Lab USA, Inc.(1)	1,121,448	8,276,286
Automobiles — 10.2%
Tesla, Inc.(1)	205,065	178,562,399
Beverages — 7.6%
Boston Beer Co., Inc., Class A(1)	71,228	26,710,500
Constellation Brands, Inc., Class A	429,354	105,659,726
		132,370,226
Biotechnology — 7.7%
Alnylam Pharmaceuticals, Inc.(1)	215,434	28,745,359
Argenx SE, ADR(1)(2)	81,825	23,509,959
Ascendis Pharma A/S, ADR(1)	149,847	13,676,536
Blueprint Medicines Corp.(1)	239,843	13,994,839
Regeneron Pharmaceuticals, Inc.(1)	83,503	55,037,662
		134,964,355
Capital Markets — 4.7%
Intercontinental Exchange, Inc.	293,340	33,971,705
S&P Global, Inc.	126,537	47,641,181
		81,612,886
Diversified Consumer Services — 0.5%
Chegg, Inc.(1)	364,081	9,007,364
Electronic Equipment, Instruments and Components — 2.2%
Cognex Corp.	560,851	37,930,353
Energy Equipment and Services — 1.5%
Cactus, Inc., Class A	547,015	27,312,459
Entertainment — 1.1%
Netflix, Inc.(1)	64,327	12,245,288
ROBLOX Corp., Class A(1)	207,633	6,363,951
		18,609,239
Health Care Equipment and Supplies — 4.0%
Intuitive Surgical, Inc.(1)	254,331	60,861,408
Silk Road Medical, Inc.(1)	249,571	8,747,464
		69,608,872
Hotels, Restaurants and Leisure — 2.2%
Chipotle Mexican Grill, Inc.(1)	26,740	38,923,011
Interactive Media and Services — 9.9%
Alphabet, Inc., Class C(1)	58,837	135,285,679
Meta Platforms, Inc., Class A(1)	155,171	31,107,130
Nextdoor Holdings, Inc.(1)(2)	1,513,827	6,827,360
		173,220,169
Internet and Direct Marketing Retail — 8.4%
Amazon.com, Inc.(1)	59,488	147,865,157
IT Services — 13.8%
Block, Inc.(1)	397,756	39,592,632
Mastercard, Inc., Class A	192,984	70,126,526
Okta, Inc.(1)	450,447	53,742,832
Visa, Inc., Class A	369,221	78,692,072
		242,154,062

Machinery — 5.8%
FANUC Corp.	208,000	31,871,435
Westinghouse Air Brake Technologies Corp.	775,255	69,703,177
		101,574,612
Professional Services — 0.6%
Verisk Analytics, Inc.	48,922	9,982,534
Semiconductors and Semiconductor Equipment — 6.3%
Monolithic Power Systems, Inc.	172,875	67,808,490
NVIDIA Corp.	228,066	42,299,401
		110,107,891
Software — 10.3%
Bill.com Holdings, Inc.(1)	363,907	62,122,564
DocuSign, Inc.(1)	442,172	35,815,932
Paylocity Holding Corp.(1)	257,539	48,837,121
Salesforce, Inc.(1)	190,974	33,599,965
		180,375,582
Textiles, Apparel and Luxury Goods — 2.1%
NIKE, Inc., Class B	296,475	36,970,433
TOTAL COMMON STOCKS (Cost $1,474,708,396)		1,739,427,890
SHORT-TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS — 0.4%
Money Market Funds — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,991,082	6,991,082
TOTAL SHORT-TERM INVESTMENTS (Cost $6,991,082)		6,991,082
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,481,699,478)		1,746,418,972
OTHER ASSETS AND LIABILITIES — 0.2%		2,901,849
TOTAL NET ASSETS — 100.0%		$1,749,320,821

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,793,368. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,991,082.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,707,556,455	31,871,435	—
Money Market Funds	6,991,082	—	—
	1,714,547,537	31,871,435	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.